UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds
------------------------
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of principal executive offices) (Zip code)

James W. Oberweis
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)

		SHARES	VALUE
EQUITIES	101.0%
ADVERTISING AGENCY	1.7%
INTERCLICK, INC.*		102,800	$416,340

AEROSPACE	3.2%
HERLEY INDUSTRIES, INC.*		46,600	768,900

AIR TRANSPORT	1.1%
CPI AEROSTRUCTURES, INC.*		26,900	269,000

ASSET MANAGEMENT & CUSTODIAN	0.5%
VIRTUS INVESTMENT PARTNERS, INC.*		4,098	124,005

AUTO PARTS	2.9%
AMERIGON, INC.*		69,500	715,850

BANKS - DIVERSIFIED	1.7%
CARDINAL FINANCIAL CORP.		17,300	166,253
DANVERS BANCORP, INC.		15,100	231,483
FIRST SAVINGS FINANCIAL GROUP, INC.*		1,800	23,546
			421,282

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	1.8%
BOFI HLDG., INC.*		36,300	430,881

BIOTECHNOLOGY	0.4%
VANDA PHARMACEUTICALS, INC.*		15,500	103,540

BUILDING - CLIMATE CONTROL	0.7%
REAL GOODS SOLAR, INC.*		44,900	165,681

COMMERCIAL SERVICES	3.4%
APAC CUSTOMER SERVICES, INC.*		10,400	58,864
ICF INTERNATIONAL, INC.*		10,500	263,340
MEDIAMIND TECHNOLOGIES, INC.*		19,100	263,580
THE HACKETT GROUP, INC.*		57,600	237,888
			823,672

COMMUNICATIONS	6.4%
ADDVANTAGE TECHNOLOGIES GROUP, INC.*		7,400	21,830
BEL FUSE, INC.*		13,400	278,988
GLOBECOMM SYSTEMS, INC.*		23,300	195,021
KVH INDUSTRIES, INC.*		68,200	1,023,682
RELM WIRELESS CORP.*		18,400	38,421
			1,557,942

COMPUTER SERVICES SOFTWARE & SYSTEMS	12.5%
CLICKSOFTWARE TECHNOLOGIES LTD.*		56,200	368,672
DIGIMARC CORP.*		13,300	312,018
EGAIN COMMUNICATIONS CORP.*		20,100	10,452
GSE SYSTEMS, INC.*		77,100	258,285
INFOSPACE, INC.*		31,200	270,192
KIT DIGITAL, INC.*		24,200	290,158
LIVEPERSON, INC.*		31,800	267,120
SOURCEFIRE, INC.*		18,400	530,656
UNIFY CORP.*		15,800	52,138
WAVE SYSTEMS CORP.*		102,400	229,376
ZIX CORP.*		94,900	269,516
ZOO ENTERTAINMENT, INC.*		32,093	152,442
			3,011,025

COMPUTER TECHNOLOGY	0.8%
KEY TRONIC CORP.*		11,400	67,830
XATA CORP.*		46,700	116,750
			184,580

CONTAINERS & PACKAGING	0.6%
UFP TECHNOLOGIES, INC.*		12,100	141,449

DRUG & GROCERY STORE CHAINS	1.4%
QKL STORES, INC.*		70,600	340,292

EDUCATION SERVICES	2.0%
NATIONAL AMERICAN UNIVERSITY HLDGS., INC.		44,300	297,696
SCIENTIFIC LEARNING CORP.*		40,900	192,598
			490,294

ELECTRICAL SCIENTIFIC INSTRUMENTS	0.3%
SL INDUSTRIES, INC.*		4,600	64,532

ELECTRONICS	3.6%
CYBEROPTICS CORP.*		12,674	115,207
KEMET CORP.*		102,000	340,680
SPECTRUM CONTROL, INC.*		6,500	95,680
SRS LABS, INC.*		33,700	314,758
			866,325

ELECTRONICS COMPONENTS	5.4%
ACACIA RESEARCH CORP.*		71,500	1,258,400
LECROY CORP.*		4,000	31,600
ORBIT/FR, INC.*		3,600	11,160
			1,301,160

ENGINEERING & CONTRACTING SERVICES	1.9%
ECOLOGY & ENVIRONMENT, INC.		8,000	95,200
MISTRAS GROUP, INC.*		30,600	354,348
			449,548

FERTILIZERS	0.6%
YONGYE INTERNATIONAL, INC.*		19,900	140,494

GAUGES & METERS	2.5%
MEASUREMENT SPECIALTIES, INC.*		15,800	291,984
NOVA MEASURING INSTRUMENTS LTD.*		54,000	318,600
			610,584

GOLD	1.6%
RICHMONT MINES, INC.*		78,200	397,256

HEALTHCARE FACILITIES	0.6%
ADCARE HEALTH SYSTEMS, INC.*		44,940	155,043

HEALTHCARE MANAGEMENT SERVICES	0.6%
PROSPECT MEDICAL HLDGS., INC.*		13,700	116,450
TRANSCEND SERVICES, INC.*		1,300	19,825
			136,275

HEALTHCARE - MISC.	1.0%
CONMED HEALTHCARE MANAGEMENT, INC.*		39,100	115,345
PROVIDENCE SERVICE CORP.*		7,200	118,008
			233,353

HEALTHCARE SERVICES	4.3%
ALMOST FAMILY, INC.*		7,100	210,373
IPC THE HOSPITALIST CO., INC.*		11,780	321,594
MEDIDATA SOLUTIONS, INC.*		27,000	518,400
			1,050,367

HOUSEHOLD EQUIPMENT & PRODUCTS	1.5%
SUMMER INFANT, INC.*		44,900	351,118

INDUSTRIAL MACHINERY	2.2%
ADEPT TECHNOLOGY, INC.*		24,300	141,186
AMTECH SYSTEMS, INC.*		18,400	330,464
MANITEX INTERNATIONAL, INC.*		27,000	64,530
			536,180

LEISURE TIME	0.0%
ADAMS GOLF, INC.*		600	2,640

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	0.8%
ENDOLOGIX, INC.*		40,100	182,856

METAL FABRICATING	2.8%
HAWK CORP.*		7,600	328,852
NN, INC.*		42,300	348,975
			677,827

OIL CRUDE PRODUCER	3.5%
CARRIZO OIL & GAS, INC.*		5,600	134,064
GEORESOURCES, INC.*		28,300	449,970
PANHANDLE OIL & GAS, INC.		10,800	266,652
			850,686

OIL WELL EQUIPMENT & SERVICES	1.5%
T-3 ENERGY SERVICES, INC.*		13,500	353,025

PAINTS & COATINGS	0.3%
CHASE CORP.*		5,100	74,455

PAPER	0.6%
THE LGL GROUP, INC.*		6,400	140,480

PERSONAL CARE	1.2%
FEMALE HEALTH CO.		54,600	281,190

PHARMACEUTICALS	2.8%
HI-TECH PHARMACAL CO., INC.*		16,200	327,888
ISTA PHARMACEUTICALS, INC.*		82,600	338,660
			666,548

POLLUTION CONTROL	0.8%
PERMA-FIX ENVIRONMENTAL SERVICES, INC.*		120,500	201,235

PRODUCTION TECHNOLOGY EQUIPMENT	7.5%
COHU, INC.		8,800	110,792
FSI INTERNATIONAL, INC.*		72,800	193,648
NANOMETRICS, INC.*		65,400	984,270
RUDOLPH TECHNOLOGIES, INC.*		28,300	235,173
ULTRA CLEAN HLDGS., INC.*		34,800	299,976
			1,823,859

SEMICONDUCTORS & COMPONENTS	5.1%
ENTROPIC COMMUNICATIONS, INC.*		47,200	453,120
EXAR CORP.*		11,900	71,281
INTEGRATED SILICON SOLUTION, INC.*		27,300	235,053
IXYS CORP.*		34,200	326,610
PLX TECHNOLOGY, INC.*		41,800	151,316
			1,237,380

TELECOMMUNICATIONS EQUIPMENT	0.5%
DRI CORP.*		10,500	16,275
TESSCO TECHNOLOGIES, INC.		7,000	105,490
			121,765

TEXTILES - APPAREL & SHOES	3.6%
G-III APPAREL GROUP LTD.*		22,000	690,360
JOE'S JEANS, INC.*		87,600	184,836
			875,196

TOYS	0.7%
LEAPFROG ENTERPRISES, INC.*		28,800	157,824

UTILITIES - MISC.	0.8%
INDUSTRIAL SERVICES OF AMERICA, INC.*		12,100	186,098

WHOLESALE & INTERNATIONAL TRADE	1.3%
EMERGENT GROUP, INC.		21,400	124,762
GLG LIFE TECH CORP.*		15,300	127,296
KSW, INC.*		20,200	61,812
			313,870

TOTAL EQUITIES
(COST: $20,232,736)			$24,403,902

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
INUVO, INC. ($2.50, EXPIRES 04-03-11)(a)		260,000	$208
INUVO, INC. ($3.05, EXPIRES 12-05-11)(a)		81,873	1,772
INUVO, INC. ($4.00, EXPIRES 12-05-11)(a)		40,937	625

TOTAL WARRANTS
(COST: $0)			$2,605

TOTAL INVESTMENTS	101.0%
(COST: $20,232,736)			$24,406,507

OTHER LIABILITIES LESS ASSETS	(1.0%)		(241,169)

NET ASSETS - 100% (EQUIVALENT TO $10.46 PER SHARE BASED ON 2,310,056 SHARES OUTSTANDING)			$24,165,338

Cost of Investments is $20,282,852 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,327,013
Gross unrealized depreciation	(1,203,358)
Net unrealized appreciation	$4,123,655

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2010.

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.3%
ADVERTISING AGENCY	0.7%
CONSTANT CONTACT, INC.*		43,500	$932,205

ALTERNATIVE ENERGY	0.9%
ENERNOC, INC.*		37,400	1,173,238

BEVERAGE - SOFT DRINKS	1.8%
GREEN MOUNTAIN COFFEE ROASTERS, INC.*		72,300	2,255,037

BIOTECHNOLOGY	1.9%
MOMENTA PHARMACEUTICALS, INC.*		118,000	1,775,900
VIROPHARMA, INC.*		47,800	712,698
			2,488,598

CHEMICALS - SPECIALTY	5.0%
KRATON PERFORMANCE POLYMERS, INC.*		105,600	2,867,040
POLYPORE INTERNATIONAL, INC.*		118,300	3,567,928
			6,434,968

COMMERCIAL SERVICES	1.0%
EXLSERVICE HLDGS., INC.*		66,700	1,297,315

COMMUNICATIONS TECHNOLOGY	9.3%
ACME PACKET, INC.*		73,000	2,769,620
ARUBA NETWORKS, INC.*		152,900	3,262,886
GEOEYE, INC.*		53,500	2,165,680
IXIA*		56,400	699,360
NETGEAR, INC.*		36,900	996,669
VIASAT, INC.*		49,200	2,022,612
			11,916,827

COMPUTER SERVICES SOFTWARE & SYSTEMS	10.3%
ARCSIGHT, INC.*		45,700	1,990,121
ASIAINFO-LINKAGE, INC.*		42,300	834,579
BLACKBOARD, INC.*		23,300	839,732
IGATE CORP.*		70,000	1,269,800
LOGMEIN, INC.*		77,300	2,781,254
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		33,400	1,314,290
OPENTABLE, INC.*		36,900	2,512,152
QLIK TECHNOLOGIES, INC.*		1,000	22,050
SOURCEFIRE, INC.*		56,200	1,620,808
			13,184,786

COMPUTER TECHNOLOGY	2.9%
NETEZZA CORP.*		57,400	1,546,930
REALPAGE, INC.*		112,700	2,150,316
			3,697,246

CONSTRUCTION	1.6%
INSITUFORM TECHNOLOGIES, INC.*		86,200	2,086,902

CONSUMER SERVICES - MISC.	1.8%
51JOB, INC. ADR*		41,600	1,558,752
ANCESTRY.COM, INC.*		33,200	755,632
			2,314,384

DIVERSIFIED MANUFACTURING OPERATIONS	1.0%
RAVEN INDUSTRIES, INC.		35,000	1,326,150

DIVERSIFIED METALS & MINERALS	1.0%
BRUSH ENGINEERED MATERIALS, INC.*		46,200	1,313,928

EDUCATION SERVICES	3.2%
GRAND CANYON EDUCATION, INC.*		152,596	3,346,430
LINCOLN EDUCATIONAL SERVICES CORP.*		49,700	716,177
			4,062,607

ELECTRICAL SCIENTIFIC EQUIPMENT	2.8%
AMERICAN SUPERCONDUCTOR CORP.*		116,200	3,613,820

ELECTRONICS	3.3%
AMERICAN SCIENCE & ENGINEERING, INC.		17,100	1,259,415
II-VI, INC.*		16,900	630,877
IROBOT CORP.*		91,900	1,706,583
NEWPORT CORP.*		57,600	653,184
			4,250,059

GAUGES & METERS	1.0%
FARO TECHNOLOGIES, INC.*		58,100	1,267,161

HEALTHCARE SERVICES	7.4%
HMS HLDGS. CORP.*		41,400	2,440,116
MEDIDATA SOLUTIONS, INC.*		93,200	1,789,440
MWI VETERINARY SUPPLY, INC.*		22,500	1,298,700
SXC HEALTH SOLUTIONS CORP.*		109,200	3,982,524
			9,510,780

HOTEL & MOTEL	3.2%
HOME INNS & HOTEL MGMT., INC. ADR*		84,100	4,163,791

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.6%
ALIGN TECHNOLOGY, INC.*		92,700	1,815,066
NUVASIVE, INC.*		43,000	1,511,020
			3,326,086

MEDICAL EQUIPMENT	1.8%
NATUS MEDICAL, INC.*		61,500	896,670
THORATEC CORP.*		36,900	1,364,562
			2,261,232

OIL CRUDE PRODUCER	1.8%
BILL BARRETT CORP.*		24,000	864,000
CARRIZO OIL & GAS, INC.*		62,901	1,505,850
			2,369,850

PHARMACEUTICALS	2.8%
IMPAX LABORATORIES, INC.*		182,500	3,613,500

PHOTOGRAPHY	3.0%
IMAX CORP.*		226,400	3,817,104

POWER TRANSMISSION EQUIPMENT	3.5%
ADVANCED ENERGY INDUSTRIES, INC.*		83,600	1,091,816
POWER-ONE, INC.*		375,900	3,416,931
			4,508,747

PRODUCTION TECHNOLOGY EQUIPMENT	5.8%
BROOKS AUTOMATION, INC.*		212,500	1,425,875
COGNEX CORP.		88,400	2,370,888
KULICKE & SOFFA INDUSTRIES, INC.*		408,400	2,527,996
MKS INSTRUMENTS, INC.*		59,200	1,064,416
			7,389,175

SEMICONDUCTORS & COMPONENTS	11.1%
ALPHA AND OMEGA SEMICONDUCTOR LTD.*		79,600	904,256
CAVIUM NETWORKS, INC.*		40,800	1,173,408
CIRRUS LOGIC, INC.*		165,900	2,959,656
MELLANOX TECHNOLOGIES LTD.*		48,200	946,648
MONOLITHIC POWER SYSTEMS, INC.*		107,700	1,758,741
NETLOGIC MICROSYSTEMS, INC.*		40,500	1,116,990
OMNIVISION TECHNOLOGIES, INC.*		35,700	822,528
RUBICON TECHNOLOGY, INC.*		48,900	1,109,541
SPREADTRUM COMMUNICATIONS, INC. ADR*		154,800	1,866,888
VOLTERRA SEMICONDUCTOR CORP.*		73,100	1,573,112
			14,231,768

SPECIALTY RETAIL	2.3%
HHGREGG, INC.*		40,900	1,012,684
RUE21, INC.*		75,400	1,946,074
			2,958,758

TEXTILES - APPAREL & SHOES	1.5%
G-III APPAREL GROUP LTD.*		59,700	1,873,386

TOTAL EQUITIES			$123,639,408
(COST: $97,922,522)

COMMERCIAL PAPER	3.5%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL 0.45%, DUE 10/05/2010		4,500,000	$4,500,000

TOTAL COMMERCIAL PAPER			$4,500,000
(COST: $4,500,000)

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
INUVO, INC. ($2.50, EXPIRES 04/03/11)(a)		540,000	$431
INUVO, INC. ($3.05, EXPIRES 12/05/11)(a)		170,043	3,682
INUVO, INC.($4.00, EXPIRES 12/05/11)(a)		85,022	1,297

TOTAL WARRANTS			$5,410
(COST: $0)

TOTAL INVESTMENTS	99.8%		$128,144,818
(COST: $102,422,522)

OTHER ASSETS LESS LIABILITIES	0.2%		320,017

NET ASSETS - 100% (EQUIVALENT TO $18.15 PER SHARE BASED ON 7,077,263 SHARES OUTSTANDING)			$128,464,835

Cost of Investments is $102,680,901 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$30,809,908
Gross unrealized depreciation			(5,345,991)
Net unrealized appreciation			$25,463,917

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2010

ADR - American Depositary Receipt

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.3%
AEROSPACE	1.3%
HERLEY INDUSTRIES, INC.*		5,200	$85,800

AUTO PARTS	2.6%
AMERIGON, INC.*		9,300	95,790
DORMAN PRODUCTS, INC.*		2,500	77,050
			172,840

BANKS - DIVERSIFIED	1.6%
DANVERS BANCORP, INC.		4,108	62,975
S.Y. BANCORP, INC.		1,800	44,676
			107,651

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	1.8%
BOFI HLDG., INC.*		6,000	71,220
OCEANFIRST FINANCIAL CORP.		3,900	47,853
			119,073

BEVERAGE - SOFT DRINKS	1.2%
GREEN MOUNTAIN COFFEE ROASTERS, INC.*		2,600	81,094

BIOTECHNOLOGY	1.3%
MOMENTA PHARMACEUTICALS, INC. *		5,900	88,795

CHEMICALS - SPECIALTY	3.4%
KRATON PERFORMANCE POLYMERS, INC.*		4,100	111,315
POLYPORE INTERNATIONAL, INC.*		3,900	117,624
			228,939

COMMERCIAL SERVICES	1.6%
MEDIAMIND TECHNOLOGIES, INC.*		7,800	107,640

COMMERCIAL VEHICLES & PARTS	1.1%
WABASH NATIONAL CORP.*		9,300	75,237

COMMUNICATIONS	4.0%
ACME PACKET, INC.*		2,400	91,056
KVH INDUSTRIES, INC.*		8,700	130,587
OPLINK COMMUNICATIONS, INC.*		2,500	49,488
			271,131

COMPUTER SERVICES SOFTWARE & SYSTEMS	2.3%
OPENTABLE, INC.*		2,300	156,584

COMPUTER TECHNOLOGY	2.0%
REALPAGE, INC.*		7,200	137,376

CONSUMER LENDING	1.8%
ENCORE CAPITAL GROUP, INC.*		2,400	43,248
FIRST CASH FINANCIAL SERVICES, INC.*		2,700	74,925
			118,173

DIVERSIFIED CHEMICALS	4.5%
ALBEMARLE CORP.		2,200	102,982
CABOT CORP.		2,200	71,654
CYTEC INDUSTRIES, INC.		1,000	56,380
KMG CHEMICALS, INC.		5,100	71,859
			302,875

DIVERSIFIED METALS & MINERALS	1.4%
BRUSH ENGINEERED MATERIALS, INC.*		3,300	93,852

ELECTRICAL SCIENTIFIC EQUIPMENT	3.0%
AMERICAN SUPERCONDUCTOR CORP.*		2,800	87,080
LITTELFUSE, INC.*		2,700	117,990
			205,070

ELECTRONICS	2.9%
IROBOT CORP.*		5,400	100,278
KEMET CORP.*		28,100	93,854
			194,132

ELECTRONICS COMPONENTS	5.4%
ACACIA RESEARCH CORP.*		15,750	277,200
CHECKPOINT SYSTEMS, INC.*		4,400	89,540
			366,740

ENGINEERING & CONTRACTING SERVICES	0.8%
EXPONENT, INC.*		1,600	53,744

FOODS	2.1%
FLOWERS FOODS, INC.		2,800	69,552
TREEHOUSE FOODS, INC.*		1,500	69,150
			138,702

HEALTHCARE - MISC.	1.4%
PROVIDENCE SERVICE CORP.*		5,900	96,701

HEALTHCARE SERVICES	2.7%
EMERGENCY MEDICAL SERVICES CORP.*		1,300	69,225
HMS HLDGS. CORP.*		1,900	111,986
			181,211

HOTEL & MOTEL	1.7%
HOME INNS & HOTELS MGMT., INC. ADR*		2,300	113,873

INDUSTRIAL MACHINERY	1.5%
AMTECH SYSTEMS, INC.*		5,800	104,168

LUXURY ITEMS	1.7%
FOSSIL, INC.*		2,100	112,959

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	1.4%
GEN-PROBE, INC.*		1,900	92,074

MEDICAL EQUIPMENT	1.5%
THORATEC CORP.*		2,700	99,846

MEDICAL SERVICES	1.3%
BIO-REFERENCE LABORATORIES, INC.*		4,300	89,698

OIL CRUDE PRODUCER	1.4%
GEORESOURCES, INC.*		5,900	93,810

PERSONAL CARE	0.7%
USANA HEALTH SCIENCES, INC.*		1,200	48,432

PHARMACEUTICALS	4.2%
AUXILIUM PHARMACEUTICALS, INC.*		1,600	39,648
IMPAX LABORATORIES, INC.*		4,700	93,060
SALIX PHARMACEUTICALS LTD.*		3,800	150,936
			283,644

PHOTOGRAPHY	1.7%
IMAX CORP.*		6,600	111,276

POLLUTION CONTROL	0.8%
CLEAN HARBORS, INC.*		800	54,200

POWER TRANSMISSION EQUIPMENT	1.8%
POWER-ONE, INC.*		13,200	119,988

PRODUCTION TECHNOLOGY EQUIPMENT	6.9%
AXCELIS TECHNOLOGIES, INC.*		102,400	197,632
COGNEX CORP.*		4,800	128,736
KULICKE & SOFFA INDUSTRIES, INC.*		8,700	53,853
NANOMETRICS, INC.*		5,800	87,290
			467,511

RAILROADS	1.3%
GENESE & WYOMING, INC.*		2,000	86,780

SECURITIES BROKERAGE & SERVICES	0.6%
MF GLOBAL HLDGS. LTD.*		6,000	43,200

SEMICONDUCTORS & COMPONENTS	6.4%
CAVIUM NETWORKS, INC.*		2,500	71,900
CIRRUS LOGIC, INC.*		5,700	101,688
CREE, INC.*		1,100	59,719
FORMFACTOR, INC.*		4,000	34,400
NETLOGIC MICROSYSTEMS, INC.*		2,700	74,466
VOLTERRA SEMICONDUCTOR CORP.*		4,100	88,232
			430,405

SPECIALTY RETAIL	7.1%
DRESS BARN, INC.*		4,200	99,750
HHGREGG, INC.*		4,500	111,420
LUMBER LIQUIDATORS HLDGS., INC.*		3,700	90,909
ULTA SALON, COSMETICS & FRAGRANCE, INC.*		3,000	87,600
VITAMIN SHOPPE, INC.*		3,200	87,840
			477,519

TEXTILES - APPAREL & SHOES	7.1%
G-III APPAREL GROUP LTD.*		5,000	156,900
PHILLIPS-VAN HEUSEN CORP.		2,700	162,432
STEVE MADDEN LTD.*		3,850	158,081
			477,413

TOTAL EQUITIES
(COST: $5,671,789)			$6,690,156

TOTAL INVESTMENTS	99.3%
(COST: $5,671,789)			$6,690,156

OTHER ASSETS LESS LIABILITIES	0.7%		48,273

NET ASSETS - 100% (EQUIVALENT TO $9.77 PER SHARE BASED ON 689,998 SHARES OUTSTANDING)			$6,738,429

Cost of Investments is $5,675,385 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,138,942
Gross unrealized depreciation			(124,171)
Net unrealized appreciation			$1,014,771

* Non-Income producing security during the period ended September 30, 2010

ADR American Depository Receipt

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010  (UNAUDITED)

		SHARES	VALUE
EQUITIES	101.4%
AUTO COMPONENTS	2.8%
CHANGFENG AXLE CHINA CO.*		1,940,000	$1,090,161
CHINA XD PLASTICS CO. LTD.		433,356	2,890,484
MINTH GROUP LTD.*		430,000	857,911
XINYI GLASS HLDG. CO. LTD.		4,709,400	2,907,393
			7,745,949

AUTOMOBILES	1.2%
GREAT WALL MOTOR CO. LTD.*		1,228,000	3,323,688

BEVERAGES	1.5%
CHINA NEW BORUN CORP. ADR*		347,900	4,035,640

BIOTECHNOLOGY	2.5%
3SBIO, INC., LTD. ADR*		303,109	3,934,355
CHINA NUOKANG BIO-PHARMACEUTICAL, INC. ADR*		168,359	841,795
SINO BIOPHARMACEUTICAL LTD.		5,346,649	2,156,893
			6,933,043

BUILDING PRODUCTS	0.5%
CHINA LIANSU GROUP HLDGS. LTD.*		2,954,000	1,530,521

CHEMICALS	3.6%
DONGYUE GROUP*		2,133,000	725,767
HUABAO INTERNATIONAL HLDGS. LTD.		1,704,900	2,658,808
SIJIA GROUP CO.*		4,524,000	1,784,213
YINGDE GASES GROUP CO.*		1,958,800	1,850,532
YONGYE INTERNATIONAL, INC.*		420,800	2,970,848
			9,990,168

COMMERCIAL SERVICE & SUPPLY	1.8%
CHINA EVERBRIGHT INTERNATIONAL LTD.		10,229,700	5,115,608

COMMUNICATIONS EQUIPMENT	6.1%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.		1,862,000	4,060,530
CHINA ALL ACCESS HLDGS. LTD.		6,076,200	1,299,998
CHINA WIRELESS TECHNOLOGIES LTD.		9,246,200	4,302,027
COMBA TELECOM SYSTEMS HLDGS. LTD.		3,988,007	4,461,473
O-NET COMMUNICATIONS GROUP LTD.*		4,211,000	2,968,761
			17,092,789

COMPUTERS & PERIPHERALS	0.7%
CHINA DIGITAL TV HLDG. CO. LTD. ADR*		278,400	1,884,768

CONSTRUCTION & ENGINEERING	0.6%
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.		3,014,000	1,817,991

CONTAINERS & PACKAGING	0.0%
CHINA SUNSHINE PAPER HLDGS. CO. LTD.*		243,000	122,771

DIVERSIFIED CONSUMER SERVICES	1.8%
AMBOW EDUCATION HLDG. LTD. ADR*		270,400	2,693,184
CHINACAST EDUCATION CORP.*		328,700	2,327,196
			5,020,380

ELECTRICAL EQUIPMENT	7.6%
AMERICAN SUPERCONDUCTOR CORP.*		58,800	1,828,680
CHINA HIGH SPEED TRANSMISSION		2,260,900	4,907,113
HARBIN ELECTRIC, INC.*		62,900	1,125,281
LIHUA INTERNATIONAL, INC.*		239,700	2,075,802
NVC LIGHTING HLDGS. LTD.		7,797,000	3,939,275
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.		2,288,300	7,343,700
			21,219,851

ELECTRONIC EQUIPMENT & INSTRUMENTS	1.1%
WASION GROUP HLDGS. LTD.		3,936,300	3,018,616

FOOD PRODUCTS	2.6%
CHINA CORN OIL CO. LTD.*		2,239,000	1,486,154
CHINA YURUN FOOD GROUP LTD.		559,300	2,076,060
SHENGUAN HLDGS. GROUP LTD.		2,415,400	2,832,912
SKYPEOPLE FRUIT JUICE, INC.*		173,800	813,384
			7,208,510

FOOD & STAPLES RETAILING	1.0%
CHINA JO-JO DRUGSTORES, INC.*		99,900	514,485
QKL STORES, INC.*		456,100	2,198,402
			2,712,887

GAS UTILITIES	2.9%
CHINA GAS HLDGS. LTD.		7,446,400	4,002,074
CHINA RESOURCES GAS GROUP LTD.		1,342,500	1,975,982
ENN ENERGY HLDGS. LTD.		752,400	2,162,501
			8,140,557

HEALTHCARE EQUIPMENT & SUPPLIES	1.2%
CHINA KANGHUI HLDGS. ADR*		211,100	2,991,287
MICROPORT SCIENTIFIC CORP.*		20,000	22,297
TRAUSON HLDGS. CO. LTD.*		570,000	266,676
			3,280,260

HEALTHCARE PROVIDERS & SERVICES	1.8%
CHINA CORD BLOOD CORP.*		309,000	1,637,700
CONCORD MEDICAL SERVICES HLDGS. LTD. ADR*		470,500	3,293,500
			4,931,200

HOTELS RESTAURANTS & LEISURE	4.3%
COUNTRY STYLE COOKING RESTAURANT CHAIN CO. LTD. ADR*		52,800	1,509,552
CTRIP.COM INTERNATIONAL LTD. ADR*		60,700	2,898,425
FU JI FOOD & CATERING SERVICES HLDGS. LTD.(a)*		1,325,000	486,702
HOME INNS & HOTELS MGMT., INC. ADR*		141,700	7,015,567
			11,910,246

HOUSEHOLD DURABLES	2.0%
CHINA ELECTRIC MOTOR, INC.*		145,000	652,500
HAIER ELECTRONICS GROUP CO. LTD.*		1,953,000	1,646,200
HUIYIN HOUSEHOLD APPLIANCES HLDGS. CO. LTD.*		11,986,000	3,367,700
			5,666,400

HOUSEHOLD PRODUCTS	1.3%
VINDA INTERNATIONAL HLDGS. LTD.		2,568,000	3,620,887

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	0.8%
CHINA WINDPOWER GROUP LTD.*		18,940,800	2,148,244

INSURANCE	1.4%
CNINSURE, INC. ADR		173,300	4,027,492

INTERNET SOFTWARE & SERVICES	1.9%
CHANGYOU.COM LTD. ADR*		45,675	1,256,062
PACIFIC ONLINE		3,234,835	1,405,027
SINA CORP.*		50,300	2,544,174
			5,205,263

MACHINERY	12.5%
CHINA AUTOMATION GROUP LTD.		8,619,000	6,953,987
CHINA NATIONAL MATERIALS CO. LTD.*		2,394,000	1,993,239
CHINA VALVES TECHNOLOGY, INC.*		325,018	2,522,140
DUOYUAN GLOBAL WATER, INC. ADR*		111,300	1,450,239
EVA PRECISION INDUSTRIAL HLDGS. LTD.		14,046,000	8,291,265
GOOD FRIEND INTERNATIONAL HLDGS., INC.		2,258,000	1,396,908
INTERNATIONAL MINING MACHINERY HLDGS. LTD.*		5,186,000	4,899,358
LONKING HLDGS. LTD.		1,921,000	1,941,092
SANY HEAVY EQUIPMENT INTERNATIONAL HLDGS. CO. LTD.		2,218,000	3,916,379
SHENGKAI INNOVATIONS, INC.*		28,500	182,400
SINOREF HLDGS. LTD.*		15,948,000	1,541,594
			35,088,601

MEDIA	1.5%
CHARM COMMUNICATIONS, INC. ADR*		367,800	2,876,196
VODONE LTD.		4,408,300	1,272,688
			4,148,884

METALS & MINING	5.0%
CHINA METAL RECYCLING HLDGS. LTD.		1,417,800	1,443,593
CHINA VANADIUM TITANO-MAGNETITE MINING CO. LTD.*		8,158,000	3,774,686
GULF RESOURCES, INC.*		220,100	1,692,569
HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD.		1,407,000	1,381,821
SHOUGANG CONCORD CENTURY HLDGS. LTD.		20,958,000	2,431,056
WINSWAY COKING COAL HLDGS.(a)*		700,000	333,812
ZHAOJIN MINING INDUSTRY CO. LTD.		906,100	2,791,108
			13,848,645

MULTILINE RETAIL	0.8%
GOLDEN EAGLE RETAIL GROUP LTD.		748,964	2,123,666

OIL, GAS & CONSUMABLE FUEL	0.2%
SINO CLEAN ENERGY, INC.*		86,950	505,179

PAPER & FOREST PRODUCTS	2.9%
CHINA FORESTRY HLDGS. LTD.		6,556,000	2,872,900
LEE & MAN PAPER MANUFACTURING LTD.		3,703,900	3,270,036
YOUYUAN INTERNATIONAL HLDGS. LTD.*		5,416,000	2,073,184
			8,216,120

PERSONAL PRODUCTS	1.4%
MAGIC HLDGS. INTERNATIONAL LTD.*		578,000	354,599
RUINIAN INTERNATIONAL LTD.		4,385,000	3,673,547
			4,028,146

PHARMACEUTICALS	3.5%
CHINA MEDICAL SYSTEM HLDGS. LTD.*		606,800	425,449
CHINA SHINEWAY PHARMACEUTICAL GROUP LTD.		1,065,900	3,757,305
LANSEN PHARMACEUTICAL HLDGS. LTD.*		4,369,000	1,976,477
LEE'S PHARMACEUTICAL HLDGS. LTD.		3,755,000	1,379,296
LIJUN INTERNATIONAL PHARMACEUTICAL HLDG. CO. LTD.		5,963,300	2,336,484
			9,875,011

PROFESSIONAL SERVICES	1.9%
51JOB, INC. ADR*		145,300	5,444,391

REAL ESTATE	0.0%
SOUFUN HLDGS. LTD. ADR*		1,000	65,180

REAL ESTATE MANAGEMENT & DEVELOPMENT	0.9%
CHINA REAL ESTATE INFORMATION CORP. ADR*		232,613	2,500,590

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	3.7%
COMTEC SOLAR SYSTEMS GROUP LTD.*		9,052,000	2,776,669
JINKOSOLAR HLDG. CO. LTD. ADR*		49,280	1,557,741
SPREADTRUM COMMUNICATIONS, INC. ADR*		507,200	6,116,832
			10,451,242

SOFTWARE	4.9%
ASIAINFO-LINKAGE, INC.*		185,600	3,661,888
AUTONAVI HLDGS. LTD. ADR*		141,400	2,474,500
CHINA TRANSINFO TECHNOLOGY CORP.*		226,900	1,445,353
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		147,725	5,812,979
VANCEINFO TECHNOLOGIES, INC. ADR*		12,875	416,377
			13,811,097

SPECIALTY RETAIL	1.6%
BOSHIWA INTERNATIONAL HLDG. LTD.*		746,000	719,189
ZHONGSHENG GROUP HLDGS. LTD.*		1,578,000	3,807,286
			4,526,475

TEXTILE APPAREL & LUXURY GOODS	5.0%
361 DEGREES INTERNATIONAL LTD.		4,773,600	4,798,917
CHINA LILANG LTD.		2,188,000	3,666,007
INTERNATIONAL TAIFENG HLDGS. LTD.		2,546,000	1,115,681
QINGMEI GROUP HLDGS. LTD.*		6,698,000	1,324,219
TEXHONG TEXTILE GROUP LTD.		3,606,000	2,151,837
TRINITY LTD.		916,000	896,066
			13,952,727

WATER UTILITIES	2.6%
BEJING ENTERPRISES WATER GROUP LTD.*		13,492,800	4,573,624
CHINA WATER AFFAIRS GROUP LTD.		3,988,200	1,439,255
TRI-TECH HLDG. INC.*		121,400	1,285,626
			7,298,505
TOTAL EQUITIES
(COST: $207,397,543)			$283,588,188

WARRANTS		Units	Value
AUTO COMPONENTS	0.3%
CHINA XD PLASTICS CO. LTD. ($5.50, EXPIRES 6/1/15)(a)(b)		130,435	$766,527

CHEMICALS	0.0%
JIUTIAN CHEMICAL GROUP LTD. ( $0.80, EXPIRES 10/15/10)(a)		4,567,700	0

TOTAL WARRANTS
(COST: $411,309)			$766,527

TOTAL INVESTMENTS	101.7%		$284,354,715
(COST: $207,808,852)

OTHER LIABILITIES LESS ASSETS	(1.7%)		(4,632,703)

NET ASSETS - 100% (EQUIVALENT TO $ 18.88 PER SHARE BASED ON 14,815,184 SHARES OUTSTANDING)			$279,722,012

Cost of Investments is $212,091,624 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$83,020,564
Gross unrealized depreciation			(10,757,473)
Net unrealized appreciation			$72,263,091

(a) Fair Valued Security

(b) The securities are subject to legal or contractual restrictions on sale. They are valued at fair value in accordance with procedures adopted by the board of trustees of the Trust as of September 30, 2010. The aggregate value of restricted securities was $766,527 or 0.3% of net assets at September 30, 2010.

* Non-Income producing security during the period ended, September 30, 2010

ADR - American Depositary Receipt

COUNTRY ALLOCATION
(AS A PERCENTAGE OF NET ASSETS)
CHINA ( INCLUDES THE PEOPLE'S REPUBLIC OF CHINA AND HONG KONG)	100.5%
SINGAPORE	0.5%
UNITED STATES	0.7%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)

		Shares	Value
EQUITIES	96.3%
AUSTRALIA	1.7%
EQUINOX MINERALS LTD.*		54,700	$307,286

BELGIUM	4.4%
BEKAERT NV		2,450	646,451
TELENET GROUP HLDG. NV*		4,500	150,973
			797,424

CANADA	5.9%
CANYON SERVICES GROUP, INC.*		16,500	110,652
PACIFIC RUBIALES ENERGY CORP.*		15,100	424,573
PETROBAKKEN ENERGY LTD.		10,200	228,704
SXC HEALTH SOLUTIONS CORP.*		8,600	313,943
			1,077,872

CHINA	8.7%
CNINSURE, INC. ADR		10,100	234,724
O-NET COMMUNICATIONS GROUP LTD.*		343,000	241,815
RUINIAN INTERNATIONAL LTD.		440,000	368,611
SPREADTRUM COMMUNICATIONS, INC. ADR*		16,700	201,402
THE UNITED LABORATORIES LTD.		276,000	535,719
			1,582,271

DENMARK	0.5%
ROYAL UNIBREW A/S*		2,000	98,778

FINLAND	3.0%
METSO OYJ*		3,100	142,081
M-REAL OYJ*		102,200	408,220
			550,301

GERMANY	7.9%
ADVA AG OPTICAL NETWORKING*		40,600	304,968
DIALOG SEMICONDUCTOR PLC*		21,700	353,955
DRAEGERWERK AG & CO. KGAA		7,400	676,001
WACKER NEUSON SE*		7,900	108,343
			1,443,267

HONG KONG	6.1%
361 DEGREES INTERNATIONAL LTD.		560,200	563,171
INTERNATIONAL TAIFENG HLDGS. LTD.		488,000	213,846
KINGBOARD LAMINATES HLDG. LTD.		258,800	262,841
XTEP INTERNATIONAL HLDGS. LTD.		98,000	82,352
			1,122,210

JAPAN	13.7%
ASAHI DIAMOND INDUSTRIAL CO. LTD.		11,000	212,147
CKD CORP.		29,800	198,476
EXEDY CORP.		8,500	255,367
FUJI ELECTRONICS CO. LTD.		9,400	111,701
KAYABA INDUSTRY CO. LTD.		92,000	517,968
MELCO HLDGS., INC.		4,500	151,581
MORY INDUSTRIES, INC.		46,700	163,349
NIDEC TOSOK CORP.		7,800	89,231
SATORI ELECTRIC CO. LTD.		15,400	128,764
SAWAI PHARMACEUTICAL CO. LTD.		3,900	350,851
TACHI-S CO. LTD.		14,100	191,029
TOYO CORP.		13,200	128,079
			2,498,543

LUXEMBOURG	2.2%
ACERGY SA		13,400	247,214
SAF-HOLLAND SA*		20,100	159,997
			407,211

NETHERLANDS	2.6%
ASM INTERNATIONAL NV*		18,700	475,568

NORWAY	1.6%
SUBSEA 7, INC.*		14,500	283,286

SWEDEN	6.3%
AUTOLIV, INC.		9,600	630,946
ELEKTA AB		6,600	238,919
HALDEX AB*		22,300	272,119
			1,141,984

SWITZERLAND	0.7%
PHOENIX MECANO AG		200	122,119

UNITED KINGDOM	31.0%
AGGREKO PLC		14,700	362,547
AVEVA GROUP PLC		9,100	209,138
DIMENSION DATA HLDGS. PLC		186,300	350,019
DOMINO'S PIZZA UK & IRL PLC		44,900	331,224
ELECTROCOMPONENTS PLC		50,300	191,851
IMI PLC		36,200	436,449
INTERNATIONAL PERSONAL FINANCE PLC		157,900	669,223
LAMPRELL PLC		116,100	650,005
MELROSE PLC		126,100	541,974
PETROFAC LTD.		8,600	185,488
PREMIER FARNELL PLC		115,300	482,877
SSL INTERNATIONAL PLC		10,848	197,336
TT ELECTRONICS PLC*		16,800	37,607
WEIR GROUP		32,900	735,441
WOOD GROUP (JOHN) PLC		38,200	261,996
			5,643,175

TOTAL EQUITIES
(COST: $12,865,069)			$17,551,295

TOTAL INVESTMENTS	96.3%		$17,551,295
(COST: $12,865,069)

OTHER ASSETS LESS LIABILITIES	3.7%		671,417

NET ASSETS - 100% (EQUIVALENT TO $10.45 PER SHARE BASED ON 1,744,013 SHARES OUTSTANDING)			$18,222,712

Cost of Investments is $13,182,091 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$4,528,619
Gross unrealized depreciation			(159,415)
Net unrealized appreciation			$4,369,204

* Non-Income producing security during the period ended September 30, 2010

ADR – American Depositary Receipt

SECTOR ALLOCATIONS
(AS A PRECENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	16.7%
CONSUMER STAPLES	2.6%
ENERGY	13.1%
FINANCIALS	5.0%
HEALTH CARE	12.7%
INDUSTRIALS	20.0%
INFORMATION TECHNOLOGY	20.6%
MATERIALS	4.8%
TELECOMM SERVICE	0.8%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.0%
AUSTRALIA	10.6%
AQUARIUS PLATINUM LTD.		18,000	$97,950
ATLAS IRON LTD.*		30,000	67,272
BOART LONGYEAR GROUP		35,000	106,900
FLIGHT CENTRE LTD.		5,000	108,688
ILUKA RESOURCES LTD.*		20,000	115,986
MACARTHUR COAL LTD.		7,000	79,363
MIRABELA NICKEL LTD.*		18,000	29,750
MOUNT GIBSON IRON LTD.*		50,000	84,573
PANAUST LTD.*		180,000	113,086
SEEK LTD.		18,000	130,136
			933,704

CHINA	33.4%
ASIAINFO-LINKAGE, INC.*		2,000	39,460
BAIDU.COM, INC. ADR*		1,200	123,144
BEIJING ENTERPRISES WATER GROUP LTD.*		150,000	50,845
CHINA AUTOMATION GROUP LTD.		120,000	96,818
CHINA EVERBRIGHT INTERNATIONAL LTD.		200,000	100,015
CHINA HIGH SPEED TRANSMISSION		38,000	82,476
CHINA SHINEWAY PHARMACEUTICAL GROUP LTD.		30,000	105,750
CHINA WIRELESS TECHNOLOGIES LTD.		200,000	93,055
COMBA TELECOM SYSTEMS HLDGS. LTD.		164,560	184,097
CTRIP.COM INTERNATIONAL LTD. ADR*		2,000	95,500
DIGITAL CHINA HLDGS. LTD.		50,000	87,126
ENN ENERGY HLDGS. LTD.		30,000	86,224
EVERGRANDE REAL ESTATE GROUP LTD.*		250,000	84,420
GOLDEN EAGLE RETAIL GROUP LTD.		40,000	113,419
HENGDELI HLDGS. LTD.*		120,000	55,524
LIANHUA SUPERMARKET HLDGS. LTD.		38,000	153,541
LIJUN INTERNATIONAL PHARMACEUTICAL HLDG. CO. LTD.		300,000	117,543
LILANG CHINA CO. LTD.		100,000	167,551
NINE DRAGONS PAPER HLDGS. LTD.		40,000	69,289
O-NET COMMUNICATIONS GROUP LTD.*		8,000	5,640
REAL GOLD MINING LTD.*		80,000	142,083
RUINIAN INTERNATIONAL LTD.		150,000	125,663
SANY HEAVY EQUIPMENT INTERNATIONAL HLDGS. CO. LTD.		100,000	176,573
SHOUGANG CONCORD INTERNATIONAL ENTERPRISES CO. LTD.*		400,000	73,207
SICHUAN EXPRESSWAY CO. LTD.		150,000	100,530
SINO BIOPHARMACEUTICAL LTD.		200,000	80,682
TENCENT HLDGS. LTD.		3,000	65,577
THE UNITED LABORATORIES LTD.*		40,000	77,640
UTSTARCOM, INC.*		20,000	43,400
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.		50,000	160,462
			2,957,254

HONG KONG	7.7%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.		36,000	78,506
EVA PRECISION INDUSTRIAL HLDGS. LTD.		180,000	106,253
KINGBOARD LAMINATES HLDG. LTD.		80,000	81,249
KWG PROPERTY HLDG. LTD.*		100,000	76,687
LEE & MAN HLDG. LTD.*		50,000	43,048
PACIFIC BASIN SHIPPING LTD.		50,000	36,088
PEACE MARK HLDGS. LTD.*		72,000	-
SINGAMAS CONTAINER HLDGS. LTD.*		188,000	43,372
SJM HLDGS. LTD.		100,000	114,192
TRINITY LTD.		100,000	97,824
			677,219

INDIA	15.4%
CADILA HEALTHCARE LTD.		6,000	87,566
DIVI'S LABORATORIES LTD.		4,000	61,409
EXIDE INDUSTRIES LTD.		32,000	116,542
IVRCL INFRASTRUCTURES & PROJECTS LTD.		24,000	85,457
JAIN IRRIGATION SYSTEMS LTD.		5,000	132,330
JSW STEEL LTD.		7,000	207,726
LANCO INFRATECH LTD.*		80,000	128,185
LUPIN LTD.*		10,000	86,369
MAX INDIA LTD.*		20,000	75,531
PIRAMAL HEALTHCARE LTD.		4,000	44,464
SHRIRAM TRANSPORT FINANCE CO. LTD.		6,000	103,590
YES BANK LTD.		30,000	233,771
			1,362,940

INDONESIA	7.9%
PT BANK TABUNGAN NEGARA TBK*		350,000	71,372
PT GAJAH TUNGGAL TBK*		200,000	44,370
PT HOLCIM INDONESIA TBK*		500,000	135,854
PT INDIKA ENERGY TBK		200,000	74,510
PT JASA MARGA*		200,000	71,709
PT KALBE FARMA TBK		500,000	142,857
PT PERUSAHAAN GAS NEGARA		100,000	43,137
PT UNITED TRACTORS TBK		50,000	114,566
			698,375

JAPAN	4.2%
CHUGOKU MARINE PAINTS LTD.		11,000	78,666
KEIHIN CORP.		3,000	61,739
KURARAY CO. LTD.		6,000	75,755
MAKINO MILLING MACHINE CO. LTD.		6,000	40,609
NIKON CORP.		2,000	37,087
NITTO DENKO CORP.		2,000	78,222
			372,078

MALAYSIA	3.1%
AIRASIA BHD*		100,000	72,886
MEDIA PRIMA BHD*		100,000	69,971
TOP GLOVE CORP. BHD		20,000	33,236
UNISEM (M) BHD		156,000	100,058
			276,151

PHILIPPINES	0.9%
METROPOLITAN BANK & TRUST CO.*		50,000	79,697

SINGAPORE	6.4%
EZION HLDGS. LTD.		180,000	92,388
GOODPACK LTD.		50,000	72,618
HYFLUX LTD.		30,000	70,945
NEPTUNE ORIENT LINES LTD.*		30,000	45,168
NOBLE GROUP LTD.		123,636	177,684
SINGAPORE AIRPORT TERMINAL SERVICES LTD.		50,000	108,357
			567,160

SOUTH KOREA	2.5%
LG INNOTEK CO. LTD.*		500	61,390
ORION CORP.*		250	90,770
SAMSUNG SDI CO. LTD.		500	68,406
			220,566

THAILAND	5.9%
CP ALL PCL*		80,000	111,367
HEMARAJ LAND AND DEVELOPMENT PCL*		1,000,000	65,898
HOME PRODUCT CENTER PCL		300,000	108,731
LPN DEVELOPMENT PCL		280,000	96,870
MAJOR CINEPLEX GROUP PCL		300,000	143,328
			526,194

TOTAL EQUITIES			$8,671,338
(COST: $6,559,039)

TOTAL INVESTMENTS	98.0%		$8,671,338
(COST: $6,559,039)

OTHER ASSETS LESS LIABILITIES	2.0%		175,808

NET ASSETS - 100% (EQUIVALENT TO $8.64 PER SHARE BASED ON 1,023,426 SHARES OUTSTANDING)			$8,847,146

Cost of Investments is $6,595,626 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$2,291,738
Gross unrealized depreciation			(216,026)
Net unrealized appreciation			$2,075,712

* Non-Income producing security during the period ended September 30, 2010

ADR - American Depositary Receipt

SECTOR ALLOCATIONS
(AS A PRECENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	15.5%
CONSUMER STAPLES	5.4%
ENERGY	1.9%
FINANCIALS	9.2%
HEALTH CARE	9.5%
INDUSTRIALS	25.6%
INFORMATION TECHNOLOGY	11.7%
MATERIALS	16.4%
UTILITIES	2.8%

Fair Value Measurements

In accordance with  Financial Accounting Standards Board guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2010:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$24,403,902	$123,639,408	$6,690,156
Total Level 1	24,403,902	123,639,408	6,690,156
Level 2 – Equities	—	—	—
Total Warrants	2,605	5,410	—
Total Commercial Paper	—	4,500,000	—
Total Level 2	2,605	4,505,410	—
Level 3	—	—	—
Total Investments	$24,406,507	$128,144,818	$6,690,156

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$280,938,994	$5,203,024	$7,737,634
Total Europe	—	10,963,113	—
Total Other Countries	1,828,680	1,385,158	933,704
Total Warrants	—	—	—
Total Level 1	282,767,674	17,551,295	8,671,338
Level 2 – Equities
Total Asia	820,514	—	—
Total Warrants	766,527	—	—
Total Level 2	1,587,041	—	—
Level 3	—	—	—
Total Investments	$284,354,715	$17,551,295	$8,671,338

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:   /s/ James W. Oberweis
    --------------------------------------------------------
      James W. Oberweis
      Principal Executive Officer

Date: November 29, 2010
      ------------------------------------------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James W. Oberweis
    --------------------------------------------------------
      James W. Oberweis
      Principal Executive Officer

Date: November 29, 2010
      ------------------------------------------------------

By:   /s/ Patrick B. Joyce
    --------------------------------------------------------
      Patrick B. Joyce
      Principal Financial Officer

Date: November 29, 2010
      ------------------------------------------------------